Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Pemberwick Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Pemberwick Fund
Account Value	$ 12,366	$ 11,773	$ 11,110	$ 10,883	$ 10,964	$ 10,492	$ 10,525	$ 10,265	$ 10,161	$ 10,074	$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829	10,364	10,241	10,196	10,000
Bloomberg 1-3 Year US Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 11,871	$ 11,241	$ 10,862	$ 10,833	$ 11,158	$ 10,985	$ 10,509	$ 10,200	$ 10,176	$ 10,104	$ 10,000